INCOME TAXES - Withholding Tax (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Withholding tax required on declared dividends upon the consummation of the Reorganization		¥ 0
Deferred tax liability not recognized
Distribution		0
Undistributed earnings from the foreign subsidiaries		1,000,000	¥ 100,000
Deferred tax liability provided for the expected earnings distribution		¥ 10,000
Dividend Distribution, Withholding Tax		10.00%
Unrecognized deferred tax liability on undistributed earnings from the foreign subsidiaries		¥ 100,490	¥ 10,000
Forecast
Deferred tax liability not recognized
Distribution	¥ 100,000